Stock Option and Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Summary of Assumptions Used to Estimate Fair Value of Time-Based Tranche of Stock Options Granted

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Tranche of stock options granted:

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Expected volatility	37.7%	34.4%	35.3-37.7%	34.0-34.4%
Risk-free interest rate	0.8%	1.3%	0.8-1.5%	1.3-2.1%
Expected years until exercise	6.1	6.6	6.1-6.2	6.4-6.6
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Tranche of stock options granted during the years ended December 31, 2011, 2010, and 2009:

	Year Ended December 31,
	2011	2010	2009
Expected volatility	34.0 - 34.4%	34.2 - 35.8%	34.4 - 34.7%
Risk-free interest rate	1.3 - 2.1%	2.0 -3.0%	2.3 - 2.8%
Expected years until exercise	6.4 - 6.6	6.4 -7.0	5.8 - 6.3
Expected dividend yield	0.0%	0.0%	0.0%

Schedule of Recorded Non-cash Stock-based Compensation Expense

We recorded non-cash stock-based compensation expense during the periods presented as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Cost of goods sold	$66	$19	$162	$130
Operating Expenses:
Selling, general and administrative	1,215	341	3,309	1,533
Research and development	29	9	92	37

	$1,310	$369	$3,563	$1,700

We recorded non-cash stock-based compensation expense during the periods presented as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Cost of goods sold	$149	$50	$167
Operating expenses:
Selling, general and administrative	2,493	1,764	3,062
Research and development	59	74	153

	$2,701	$1,888	$3,382

Summary of Option Activity

A summary of option activity under the 2007 Plan is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	7,188,284	$14.77	6.7	$12,221,730
Granted	983,000	$16.46
Exercised	—
Forfeited or expired	(684,199)	$13.57

Outstanding at December 31, 2011	7,487,085	$15.10	5.9	$10,221,968

Exercisable at December 31, 2011	3,491,204	$13.55	4.7	$10,221,968